Other Liabilities (Details) - Schedule of other liabilities - CLP ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Schedule of other liabilities [Abstract]
Accounts and notes payable		$ 227,518	$ 214,216
Income received in advance		828	640
Macro-hedge valuation adjustment		51,089
Guarantees received (margin accounts)	[1]	624,205	994,714
Notes payable through brokerage and simultaneous transactions	[2]	12,504	1,418,340
Other payable obligations	[3]	139,622	61,555
Withholding VAT		14,129	8,147
Accounts payable insurance companies		13,911	9,510
Other liabilities		82,047	99,203
Total		$ 1,165,853	$ 2,806,325

[1]	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.
[2]	In December 2019, Santander Corredora de Bolsa acted as an intermediary in the public offering of shares between Latam and Delta, which was payed to shareholders on January 3, 2019.
[3]	Other payable obligations mainly relate to settlement of derivatives and other financial transactions derived from the operation of the Bank.